Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 67,705	$ 63,972
Trade accounts receivable, net	2,255	4,365
Due from related parties (Note 4)	3	667
Above market acquired charters (Note 6)	0	612
Prepayments and other assets	1,603	1,376
Inventories	3,605	2,740
Total current assets	75,171	73,732
Fixed assets
Vessels, net (Note 5)	1,148,531	1,176,819
Total fixed assets	1,148,531	1,176,819
Other non-current assets
Above market acquired charters (Note 6)	123,139	130,770
Deferred charges, net	4,783	5,451
Restricted cash (Note 7)	15,000	15,000
Total non-current assets	1,291,453	1,328,040
Total assets	1,366,624	1,401,772
Current liabilities
Current portion of long-term debt (Note 7)	5,400	5,400
Trade accounts payable	8,861	7,519
Due to related parties (Note 4)	7,319	13,686
Accrued liabilities	5,472	5,387
Deferred revenue, current (Note 4)	9,500	6,936
Total current liabilities	36,552	38,928
Long-term liabilities
Long-term debt (Note 7)	575,215	577,915
Deferred revenue	4,409	3,503
Total long-term liabilities	579,624	581,418
Total liabilities	616,176	620,346
Commitments and contingencies	0	0
Partners' capital	750,448	781,426
Total liabilities and partners' capital	$ 1,366,624	$ 1,401,772